March 7, 2018

U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re:  Frank Funds

Ladies and Gentlemen:

On behalf of Frank Funds (the “Registrant”), an Ohio business trust, we hereby file a registration statement under the Securities Act of 1933 on Form N-14.

Subject to shareholder approval and pursuant to an Agreement and Plan of Reorganization, it is anticipated that the Quaker Event Arbitrage Fund, a series of Quaker Investment Trust (“Acquired Fund”), will transfer all of its assets and liabilities to the Camelot Event Driven Fund, a series of the Registrant (“Acquiring Fund”), in exchange for shares of the Acquiring Fund (the “Reorganization”).  Immediately after the transfer of the Acquired Fund’s assets and liabilities, the Acquired Fund will make a liquidating distribution to its shareholders of the Acquiring Fund’s shares so received, so that a holder of shares in the Acquired Fund at the time of the Reorganization will receive a number of shares of the Acquiring Fund with the same aggregate value as the shareholder had in the Acquired Fund immediately before the Reorganization.

Please direct comments to the undersigned at 614-469-3280.

Sincerely,

/s/ Craig A. Foster

Craig A. Foster

Craig.Foster@ThompsonHine.com Phone: (614) 469-3280 Fax: (614) 469-3361